Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Other income and expenses
Government grants	€ 553	€ 340
Others	180	26
Total other operating income	€ 733	€ 366	€ 3,209